Performance Management	Jan. 31, 2026
American Beacon NIS Core Plus Bond Fund - Classes A, C, Y and R6 | American Beacon NIS Core Plus Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
The bar chart and table below provide an indication of risk by showing changes in the Fund’s performance over time. The bar chart shows how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual total returns compare to a broad-based securities market index for the periods indicated.
You may obtain updated performance information on the Fund’s website at www.americanbeaconfunds.com. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide an indication of risk by showing changes in the Fund’s performance over time. The bar chart shows how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual total returns compare to a broad-based securities market index for the periods indicated.
Bar Chart [Heading]	Calendar year total returns for Y Class Shares. Year Ended 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarterly Return:
6.84% 4th Quarter 2023
01/01/2021 through 12/31/2025
Lowest Quarterly Return:
-5.61% 1st Quarter 2022
01/01/2021 through 12/31/2025
The calendar year-to-date total return as of March 31, 2026  was -0.11%.

Performance Table Heading	Average annual total returns for periods ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local income taxes.
Performance Table Not Relevant to Tax Deferred	If you are a tax-exempt entity or hold your Fund shares through a tax-deferred arrangement, such as an individual retirement account (“IRA”) or a 401(k) plan, the after-tax returns do not apply to your situation.
Performance Table Explanation after Tax Higher	The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]

	Inception Date	1 Year	5 Years	Since Inception
Y Class	09/10/2020
Returns Before Taxes		7.33%	0.53%	0.79%
Returns After Taxes on Distributions		5.43%	-0.91%	-0.61%
Returns After Taxes on Distributions and Sales of Fund Shares		4.31%	-0.23%	-0.01%

	Inception Date	1 Year	5 Years	Since Inception
Share Class (Before Taxes)
A	09/10/2020	3.04%	-0.52%	-0.22%
C	09/10/2020	5.15%	-0.51%	-0.25%
R6	09/10/2020	7.31%	0.59%	0.85%

	1 Year	5 Years	Since Inception
Index (Reflects no deduction for fees, expenses or taxes)
Bloomberg US Aggregate Bond Index	7.30%	-0.36%	-0.22%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Y Class shares of the Fund; after-tax returns for other share classes will vary.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local income taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. If you are a tax-exempt entity or hold your Fund shares through a tax-deferred arrangement, such as an  individual retirement account (“IRA”) or a 401(k) plan, the after-tax returns do not apply to your situation. After-tax returns are shown only for Y Class shares of the Fund; after-tax returns for other share classes will vary.

Performance Availability Website Address [Text]	www.americanbeaconfunds.com
American Beacon NIS Core Plus Bond Fund - Classes A, C, Y and R6 | American Beacon NIS Core Plus Bond Fund | Y Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The calendar year-to-date total return as of March 31, 2026 was -0.11%.
Bar Chart, Year to Date Return	(0.11%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:6.84% 4th Quarter 202301/01/2021 through 12/31/2025
Highest Quarterly Return	6.84%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:-5.61% 1st Quarter 202201/01/2021 through 12/31/2025
Lowest Quarterly Return	(5.61%)
Lowest Quarterly Return, Date	Mar. 31, 2022
American Beacon Developing World Income Fund - Classes A, C, Y, R5 and Investor | American Beacon Developing World Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
The bar chart and table below provide an indication of risk by showing changes in the Fund’s performance over time. The bar chart shows how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual total returns compare to a broad-based securities market index, as well as an additional market index with characteristics that are similar to those of the Fund, for the periods indicated.
Prior to January 4, 2023, the Fund’s name was the American Beacon Frontier Markets Income Fund. Prior to June 15, 2018, the Fund was known as American Beacon Global Evolution Frontier Markets Income Fund and Global Evolution USA, LLC served as the Fund’s sole sub-advisor. On October 1, 2018, abrdn Investments Limited began managing a portion of the assets of the Fund. Ninety One North America, Inc. (“Ninety One NA”) was appointed as a sub-advisor in November 2025 and began managing a portion of the Fund on February 2, 2026. Accordingly, the bar chart and table below do not reflect the management by Ninety One NA of a portion of the Fund.
C Class shares automatically convert to A Class shares 8 years after purchase, if the conversion is available through your financial intermediary. In the table below, the performance for C Class shares reflects the performance as though C Class shares were held for the full 10-year period.
You may obtain updated performance information on the Fund’s website at www.americanbeaconfunds.com. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide an indication of risk by showing changes in the Fund’s performance over time. The bar chart shows how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual total returns compare to a broad-based securities market index, as well as an additional market index with characteristics that are similar to those of the Fund, for the periods indicated.
Bar Chart [Heading]	Calendar year total returns for Investor Class Shares. Year Ended 12/31
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarterly Return:
11.19% 2nd Quarter 2020
01/01/2016 through 12/31/2025
Lowest Quarterly Return:
-14.43% 1st Quarter 2020
01/01/2016 through 12/31/2025
The calendar year-to-date total return as of March 31, 2026 was 1.69%.

Performance Table Heading	Average annual total returns for periods ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local income taxes.
Performance Table Not Relevant to Tax Deferred	If you are a tax-exempt entity or hold your Fund shares through a tax-deferred arrangement, such as an individual retirement account (“IRA”) or a 401(k) plan, the after-tax returns do not apply to your situation.
Performance Table Explanation after Tax Higher	The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance [Table]

	Inception Date	1 Year	5 Years	10 Years
Investor Class	02/25/2014
Returns Before Taxes		18.76%	7.88%	7.53%
Returns After Taxes on Distributions		13.93%	3.91%	4.16%
Returns After Taxes on Distributions and Sales of Fund Shares		10.86%	4.17%	4.26%

	Inception Date	1 Year	5 Years	10 Years
Share Class (Before Taxes)
A	02/25/2014	13.09%	6.85%	6.97%
C	02/25/2014	16.82%	7.09%	6.75%
Y	02/25/2014	19.16%	8.17%	7.80%
R5	02/25/2014	19.19%	8.22%	7.89%

	1 Year	5 Years	10 Years
Index (Reflects no deduction for fees, expenses or taxes)
Bloomberg Global-Aggregate Total Return Index Value Hedged USD	4.86%	0.34%	2.39%
JPMorgan® EMBI (“JPM EMBI”) Global Diversified Index	14.30%	1.78%	4.40%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for Investor Class shares of the Fund; after-tax returns for other share classes will vary.
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local income taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. If you are a tax-exempt entity or hold your Fund shares through a tax-deferred arrangement, such as an individual retirement account (“IRA”) or a 401(k) plan, the after-tax returns do not apply to your situation. After-tax returns are shown only for Investor Class shares of the Fund; after-tax returns for other share classes will vary.

Performance Availability Website Address [Text]	www.americanbeaconfunds.com
American Beacon Developing World Income Fund - Classes A, C, Y, R5 and Investor | American Beacon Developing World Income Fund | Investor Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The calendar year-to-date total return as of March 31, 2026 was 1.69%.
Bar Chart, Year to Date Return	1.69%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return:11.19% 2nd Quarter 202001/01/2016 through 12/31/2025
Highest Quarterly Return	11.19%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return:-14.43% 1st Quarter 202001/01/2016 through 12/31/2025
Lowest Quarterly Return	(14.43%)
Lowest Quarterly Return, Date	Jun. 30, 2020